Brown Advisory Growth Equity Fund
Brown Advisory Value Equity Fund
Brown Advisory Flexible Value Fund
Brown Advisory Small-Cap Growth Fund
Brown Cardinal Small Companies Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Opportunity Fund
Brown Advisory Intermediate Income Fund

Class A Shares

Supplement dated June 1, 2011 to
Prospectus dated September 30, 2010

The Board of Trustees of Professionally Managed Portfolios has approved the restructuring of Class A shares of each of the above-named Brown Advisory Funds.

Effective July 1, 2011, Class A shares will be known as Advisor Shares. With this change, front-end sales loads for the class have been eliminated.  In addition, Rule 12b-1 fees in many cases have been reduced from 0.50% to 0.25% (as a percentage of average daily net assets).  Unless otherwise indicated, the newly-restructured Advisor Shares will be available for purchase on July 1, 2011.

In addition, effective July 1, 2011, Advisor Shares of the Brown Advisory Small-Cap Fundamental Value Fund will commence operations and will begin offering shares for purchase.

Please see the revised fees and expenses tables for each Fund for more information below:

Brown Advisory Growth Equity Fund

Shareholder Fees (fees paid directly from your investment)	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	None
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses(1)	1.22%
(1)    “Total Annual Fund Operating Expenses” have been restated to reflect the current expenses of the Fund.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Shares	$124	$387	$670	$1,477

Brown Advisory Value Equity Fund

Shareholder Fees (fees paid directly from your investment)	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	None
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses(1)	1.19%
(1)    “Total Annual Fund Operating Expenses” have been restated to reflect the current expenses of the Fund.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Shares	$121	$378	$654	$1,443

Brown Advisory Flexible Value Fund

Shareholder Fees (fees paid directly from your investment)	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	None
Exchange Fee (as a % amount exchanged within 14 days of purchase)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.70%
Fee Waiver and Expense Reimbursement	-0.35%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(1)	1.35%
(1)    “Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement” have been restated to reflect the current expenses of the Fund.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Advisor Shares	$137	$502	$890	$1,979

Brown Advisory Small-Cap Growth Fund

Shareholder Fees (fees paid directly from your investment)	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	None
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses(1)	1.44%
(1)     “Total Annual Fund Operating Expenses” have been restated to reflect the current expenses of the Fund.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Shares	$147	$456	$787	$1,724

Brown Cardinal Small Companies Fund

Shareholder Fees (fees paid directly from your investment)	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	None
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses(1)	1.51%
(1)      “Total Annual Fund Operating Expenses” have been restated to reflect the current expenses of the Fund.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Shares	$154	$477	$824	$1,802

Brown Advisory Small-Cap Fundamental Value Fund

Shareholder Fees (fees paid directly from your investment)	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	None
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses(1)	1.68%
(1)    “Total Annual Fund Operating Expenses” have been restated to reflect the current expenses of the Fund.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Shares	$171	$530	$913	$1,987

Brown Advisory Opportunity Fund (currently not available for purchase)

Shareholder Fees (fees paid directly from your investment)	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	None
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.90%
Fee Waiver and Expense Reimbursement	-0.20%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(1)	1.70%
(1)     “Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement” have been restated to reflect the current expenses of the Fund.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Advisor Shares	$173	$578	$1,008	$2,206

Brown Advisory Intermediate Income Fund

Shareholder Fees (fees paid directly from your investment)	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	None
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses(1)	0.75%
(1)              “Total Annual Fund Operating Expenses” have been restated to reflect the current expenses of the Fund.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Advisor Shares	$77	$240	$417	$930

Please retain this Supplement with the Prospectus.